SCHEDULE OF INVESTMENTS

Ivy Large Cap Growth Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Interactive Home Entertainment – 1.9%
Electronic Arts, Inc.(A)	829	$89,115

Interactive Media & Services – 9.2%
Alphabet, Inc., Class A(A)	179	239,220
Alphabet, Inc., Class C(A)	39	52,589
Facebook, Inc., Class A(A)	714	146,492
		438,301

Movies & Entertainment – 1.3%
Walt Disney Co. (The)	447	64,666

Total Communication Services - 12.4%		592,082

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.8%
V.F. Corp.	886	88,334

Automobile Manufacturers – 1.9%
Ferrari N.V.	541	89,497

Footwear – 2.5%
NIKE, Inc., Class B	1,158	117,354

Home Improvement Retail – 2.2%
Home Depot, Inc. (The)	477	104,184

Internet & Direct Marketing Retail – 7.3%
Amazon.com, Inc.(A)	115	212,940
Booking Holdings, Inc.(A)	66	135,057
		347,997

Total Consumer Discretionary - 15.7%		747,366

Consumer Staples

Personal Products – 1.1%
Estee Lauder Co., Inc. (The), Class A	266	54,910

Soft Drinks – 3.0%
Coca-Cola Co. (The)	2,585	143,066

Total Consumer Staples - 4.1%		197,976

Financials

Financial Exchanges & Data – 3.5%
CME Group, Inc.	447	89,633
S&P Global, Inc.	277	75,514
		165,147
Total Financials - 3.5%		165,147

Health Care

Biotechnology – 1.5%
Vertex Pharmaceuticals, Inc.(A)	322	70,580

Health Care Equipment – 3.5%
Danaher Corp.	617	94,637
Intuitive Surgical, Inc.(A)	119	70,621
		165,258

Health Care Technology – 2.8%
Cerner Corp.	1,805	132,468

Life Sciences Tools & Services – 1.2%
Illumina, Inc.(A)	170	56,274

Managed Health Care – 1.8%
UnitedHealth Group, Inc.	301	88,607

Pharmaceuticals – 1.5%
Zoetis, Inc.	538	71,261

Total Health Care - 12.3%		584,448

Industrials

Aerospace & Defense – 2.6%
Boeing Co. (The)	169	54,937
Northrop Grumman Corp.	202	69,633
		124,570

Construction Machinery & Heavy Trucks – 1.7%
Caterpillar, Inc.	562	82,940

Industrial Machinery – 2.3%
Stanley Black & Decker, Inc.	656	108,704

Railroads – 1.2%
Union Pacific Corp.	316	57,119

Research & Consulting Services – 2.6%
CoStar Group, Inc.(A)	92	54,943
Verisk Analytics, Inc., Class A	453	67,669
		122,612

Trucking – 1.3%
J.B. Hunt Transport Services, Inc.	514	59,988

Total Industrials - 11.7%		555,933

Information Technology

Application Software – 6.9%
Adobe, Inc.(A)	387	127,533
Intuit, Inc.	360	94,190
NVIDIA Corp.	447	105,264
		326,987

Communications Equipment – 2.7%
Motorola Solutions, Inc.	812	130,858

Data Processing & Outsourced Services – 10.5%
Broadridge Financial Solutions, Inc.	513	63,419
FleetCor Technologies, Inc.(A)	211	60,756
MasterCard, Inc., Class A	212	63,210
PayPal, Inc.(A)	810	87,587
Visa, Inc., Class A	1,202	225,887
		500,859

Internet Services & Infrastructure – 1.1%
VeriSign, Inc.(A)	271	52,208

IT Consulting & Other Services – 0.6%
Garter, Inc., Class A(A)	187	28,799

Systems Software – 9.1%
Microsoft Corp.	2,757	434,816

Technology Hardware, Storage & Peripherals – 6.2%
Apple, Inc.	1,001	293,860

Total Information Technology - 37.1%		1,768,387

Real Estate

Specialized REITs – 2.1%
American Tower Corp., Class A	166	38,182
Equinix, Inc.	109	63,853
		102,035
Total Real Estate - 2.1%		102,035

TOTAL COMMON STOCKS – 98.9%		$4,713,374
(Cost: $2,630,408)

SHORT-TERM SECURITIES
Money Market Funds (B) - 1.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	46,298	46,298

TOTAL SHORT-TERM SECURITIES – 1.0%		$46,298
(Cost: $46,298)

TOTAL INVESTMENT SECURITIES – 99.9%		$4,759,672
(Cost: $2,676,706)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		3,119

NET ASSETS – 100.0%		$4,762,791

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,713,374	$—	$—
Short-Term Securities	46,298	—	—
Total	$4,759,672	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,676,706

Gross unrealized appreciation	2,103,131

Gross unrealized depreciation	(20,165)

Net unrealized appreciation	$2,082,966